UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

June 30, 2021 (Unaudited)
Semi-Annual Report
Touchstone Strategic Trust
Touchstone Anti-Benchmark® US Core Equity Fund
Touchstone Dynamic Global Allocation Fund
Touchstone Sands Capital International Growth Fund

Page
Tabular Presentation of Portfolios of Investments	3
Portfolios of Investments:
Touchstone Anti-Benchmark® US Core Equity Fund	4-5
Touchstone Dynamic Global Allocation Fund	6
Touchstone Sands Capital International Growth Fund	7-8
Statements of Assets and Liabilities	9-10
Statements of Operations	11
Statements of Changes in Net Assets	12
Statements of Changes in Net Assets - Capital Stock Activity	14-15
Financial Highlights	16-21
Notes to Financial Statements	22-32
Other Items	33-34
Privacy Protection Policy	35
This report identifies the Funds' investments on June 30, 2021. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolio of Investments (Unaudited)
June 30, 2021
The tables below provide each Fund’s geographic allocation and/or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Anti-Benchmark® US Core Equity Fund

Sector Allocation*(% of Net Assets)
Consumer Staples	22.4%
Health Care	18.4
Consumer Discretionary	15.2
Information Technology	10.4
Communication Services	10.0
Real Estate	8.1
Financials	4.4
Materials	3.3
Utilities	3.1
Energy	2.5
Industrials	1.4
Short-Term Investment Funds	1.6
Other Assets/Liabilities (Net)	(0.8)
Total	100.0%
Touchstone Dynamic Global Allocation Fund

Sector Allocation(% of Net Assets)
Affiliated Mutual Funds
Equity Funds	52.6%
Fixed Income Funds	23.6
Exchange-Traded Funds	23.0
Short-Term Investment Funds	9.2
Other Assets/Liabilities (Net)	(8.4)
Total	100.0%
Touchstone Sands Capital International Growth Fund

Geographic Allocation(% of Net Assets)
Common Stocks
China	12.6%
Japan	11.7
Taiwan	10.4
Netherlands	9.4
Canada	8.2
Switzerland	6.7
Germany	5.6
United States	5.6
United Kingdom	5.0
India	4.2
Argentina	3.4
Denmark	3.0
Sweden	2.7
Australia	2.2
Hong Kong	2.1
France	1.7
Brazil	1.7
Short-Term Investment Fund	3.9
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Anti-Benchmark® US Core Equity Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.2%
	Consumer Staples — 22.4%
499	Boston Beer Co., Inc. (The) - Class A*	$ 509,379
31,474	Campbell Soup Co.	1,434,900
2,067	Church & Dwight Co., Inc.	176,150
8,904	Clorox Co. (The)	1,601,919
38,960	Conagra Brands, Inc.	1,417,365
20,550	General Mills, Inc.	1,252,111
11,081	Hormel Foods Corp.	529,118
11,513	J M Smucker Co. (The)	1,491,739
15,966	Kellogg Co.	1,027,093
14,227	Keurig Dr Pepper, Inc.	501,359
40,522	Kroger Co. (The)	1,552,398
3,758	Lamb Weston Holdings, Inc.	303,120
		11,796,651
	Health Care — 18.4%
3,068	10X Genomics, Inc. - Class A*	600,776
4,400	ABIOMED, Inc.*	1,373,284
1,370	Alnylam Pharmaceuticals, Inc.*	232,242
762	Becton Dickinson & Co.	185,311
2,199	Biogen, Inc.*	761,448
1,486	DENTSPLY SIRONA, Inc.	94,004
2,114	Eli Lilly & Co.	485,205
1,529	Exact Sciences Corp.*	190,070
22,711	Gilead Sciences, Inc.	1,563,880
985	Insulet Corp.*	270,392
2,794	Jazz Pharmaceuticals PLC*	496,326
3,316	Moderna, Inc.*	779,194
2,260	Neurocrine Biosciences, Inc.*	219,943
2,023	Novavax, Inc.*†	429,503
560	Novocure Ltd.*	124,219
399	Penumbra, Inc.*	109,350
365	Regeneron Pharmaceuticals, Inc.*	203,867
1,357	Seagen, Inc.*	214,243
6,269	Teladoc Health, Inc.*	1,042,472
22,023	Viatris, Inc.	314,709
		9,690,438
	Consumer Discretionary — 15.2%
8,909	Aramark	331,860
1,309	Bright Horizons Family Solutions, Inc.*	192,567
20,227	Carnival Corp.*	533,184
11,654	Chegg, Inc.*	968,564
8,837	Dollar Tree, Inc.*	879,281
3,469	Domino's Pizza, Inc.	1,618,254
2,677	Las Vegas Sands Corp.*	141,051
3,903	Marriott International, Inc. - Class A*	532,838
7,526	Peloton Interactive, Inc. - Class A*	933,374
1,352	Royal Caribbean Cruises Ltd.*	115,299
448	Target Corp.	108,300
559	Vail Resorts, Inc.*	176,935
22,622	Yum China Holdings, Inc. (China)	1,498,707
		8,030,214
	Information Technology — 10.4%
3,553	Citrix Systems, Inc.	416,660
6,793	Cloudflare, Inc. - Class A*	718,971
3,573	DocuSign, Inc.*	998,904
54,865	NortonLifeLock, Inc.	1,493,425
2,310	Zoom Video Communications, Inc. - Class A*	894,039
4,447	Zscaler, Inc.*	960,819
		5,482,818
Shares		Market Value

	Communication Services — 10.0%
34,190	Discovery, Inc. - Class C*	$ 990,826
6,987	Fox Corp. - Class A	259,428
37,112	Lumen Technologies, Inc.	504,352
910	Match Group, Inc.*	146,738
301	Netflix, Inc.*	158,991
917	Roku, Inc.*	421,132
13,357	Snap, Inc. - Class A*	910,146
4,068	Spotify Technology SA*	1,121,100
5,870	Verizon Communications, Inc.	328,896
9,916	ViacomCBS, Inc.	448,203
		5,289,812
	Real Estate — 8.1%
9,838	Extra Space Storage, Inc. REIT	1,611,661
4,021	Federal Realty Investment Trust REIT	471,141
26,276	Host Hotels & Resorts, Inc. REIT*	449,057
2,348	Public Storage REIT	706,020
7,004	Regency Centers Corp. REIT	448,746
4,256	Simon Property Group, Inc. REIT	555,323
		4,241,948
	Financials — 4.4%
14,811	AGNC Investment Corp. REIT	250,158
48,863	Annaly Capital Management, Inc. REIT	433,903
5,311	Cboe Global Markets, Inc.	632,275
3,661	Credicorp Ltd. (Peru)*	443,384
6,960	Huntington Bancshares, Inc.	99,319
3,262	M&T Bank Corp.	474,001
		2,333,040
	Materials — 3.3%
22,309	Newmont Corp.	1,413,944
1,959	Vulcan Materials Co.	341,003
		1,754,947
	Utilities — 3.1%
13,561	Consolidated Edison, Inc.	972,595
64,717	PG&E Corp.*	658,172
		1,630,767
	Energy — 2.5%
27,667	Cabot Oil & Gas Corp.	483,066
8,780	Diamondback Energy, Inc.	824,354
		1,307,420
	Industrials — 1.4%
4,391	CH Robinson Worldwide, Inc.	411,305
1,173	Watsco, Inc.	336,229
		747,534
	Total Common Stocks	$52,305,589
	Short-Term Investment Funds — 1.6%
401,188	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	401,189
426,726	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	426,726
	Total Short-Term Investment Funds	$827,915
	Total Investment Securities—100.8% (Cost $43,676,528)	$53,133,504
	Liabilities in Excess of Other Assets — (0.8%)	(441,328)
	Net Assets — 100.0%	$52,692,176
*	Non-income producing security.

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $425,045.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$52,305,589	$—	$—	$52,305,589
Short-Term Investment Funds	827,915	—	—	827,915
Total	$53,133,504	$—	$—	$53,133,504
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dynamic Global Allocation Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Affiliated Mutual Funds∞^~ — 76.2%
	Equity Funds — 52.6%
727,242	Touchstone Anti-Benchmark International Core Equity Fund	$ 8,741,454
154,067	Touchstone Growth Opportunities Fund	7,483,012
281,713	Touchstone International Growth Fund*	4,476,419
39,404	Touchstone Mid Cap Fund	1,910,285
149,182	Touchstone Sands Capital Emerging Markets Growth Fund*	3,458,044
208,324	Touchstone Sands Capital Select Growth Fund	4,581,048
56,359	Touchstone Small Cap Value Fund	1,847,459
1,273,973	Touchstone Value Fund	14,561,512
		47,059,233
	Fixed Income Funds — 23.6%
166,019	Touchstone Credit Opportunities Fund	1,741,539
205,255	Touchstone High Yield Fund	1,754,931
1,240,546	Touchstone Impact Bond Fund	13,236,627
478,057	Touchstone Ultra Short Duration Fixed Income Fund	4,407,690
		21,140,787
	Total Affiliated Mutual Funds	$68,200,020
	Exchange-Traded Funds~ — 23.0%
53,411	iShares Core MSCI Emerging Markets ETF	3,578,003
99,046	iShares International Treasury Bond ETF*†	5,175,153
75,237	iShares MSCI EAFE Value ETF	3,894,267
33,026	Vanguard Emerging Markets Government Bond ETF	2,636,466
92,227	Vanguard Total International Bond ETF†	5,266,162
	Total Exchange-Traded Funds	$20,550,051
	Short-Term Investment Funds — 9.2%
834,477	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	834,477
7,405,250	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	7,405,250
	Total Short-Term Investment Funds	$8,239,727
	Total Investment Securities—108.4% (Cost $83,862,892)	$96,989,798
	Liabilities in Excess of Other Assets — (8.4%)	(7,524,333)
	Net Assets — 100.0%	$89,465,465
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $7,249,615.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$68,200,020	$—	$—	$68,200,020
Exchange-Traded Funds	20,550,051	—	—	20,550,051
Short-Term Investment Funds	8,239,727	—	—	8,239,727
Total	$96,989,798	$—	$—	$96,989,798
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital International Growth Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.2%
	China — 12.6%
	Communication Services — 2.9%
10,700	Tencent Holdings Ltd.	$ 805,630
	Consumer Discretionary — 6.0%
2,635	Alibaba Group Holding Ltd. ADR*	597,565
35,000	ANTA Sports Products Ltd.	821,475
32,924	New Oriental Education & Technology Group, Inc. ADR*	269,648
	Health Care — 3.7%
56,000	Wuxi Biologics Cayman, Inc., 144a*	1,025,377
	Total China	3,519,695
	Japan — 11.7%
	Consumer Staples — 1.6%
13,300	Welcia Holdings Co. Ltd.	434,891
	Industrials — 6.7%
22,500	MonotaRO Co. Ltd.	530,204
23,800	Nihon M&A Center, Inc.	616,429
14,500	Recruit Holdings Co. Ltd.	711,063
	Information Technology — 3.4%
1,900	Keyence Corp.	956,885
	Total Japan	3,249,472
	Taiwan — 10.4%
	Communication Services — 5.7%
5,731	Sea Ltd. ADR*	1,573,732
	Information Technology — 4.7%
10,929	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,313,229
	Total Taiwan	2,886,961
	Netherlands — 9.4%
	Information Technology — 9.4%
512	Adyen NV, 144a*	1,255,594
1,986	ASML Holding NV	1,372,008
	Total Netherlands	2,627,602
	Canada — 8.2%
	Consumer Staples — 2.2%
16,548	Alimentation Couche-Tard, Inc. - Class B	608,068
	Information Technology — 6.0%
1,147	Shopify, Inc. - Class A*	1,675,744
	Total Canada	2,283,812
	Switzerland — 6.7%
	Consumer Staples — 1.9%
1,392	Zur Rose Group AG*	533,330
	Health Care — 2.3%
912	Lonza Group AG	646,569
	Industrials — 2.5%
2,075	VAT Group AG, 144a	690,060
	Total Switzerland	1,869,959
	Germany — 5.6%
	Consumer Discretionary — 5.6%
9,126	Auto1 Group SE, 144a*	400,924
9,654	Zalando SE, 144a*	1,167,554
	Total Germany	1,568,478
	United States — 5.6%
	Consumer Discretionary — 2.7%
4,819	Aptiv PLC*	758,173
Shares		Market Value

	United States — (Continued)
	Information Technology — 2.9%
3,113	Atlassian Corp. PLC - Class A*	$ 799,605
	Total United States	1,557,778
	United Kingdom — 5.0%
	Communication Services — 1.4%
43,174	Rightmove PLC	388,057
	Consumer Discretionary — 3.6%
41,063	Entain PLC*	992,231
	Total United Kingdom	1,380,288
	India — 4.2%
	Financials — 4.2%
16,150	HDFC Bank Ltd. ADR*	1,180,888
	Argentina — 3.4%
	Consumer Discretionary — 3.4%
602	MercadoLibre, Inc.*	937,790
	Denmark — 3.0%
	Health Care — 3.0%
2,048	Genmab A/S*	839,153
	Sweden — 2.7%
	Information Technology — 2.7%
50,792	Hexagon AB - Class B	752,553
	Australia — 2.2%
	Health Care — 2.2%
2,792	CSL Ltd.	597,121
	Hong Kong — 2.1%
	Financials — 2.1%
46,400	AIA Group Ltd.	575,619
	France — 1.7%
	Industrials — 1.7%
3,428	Safran SA	475,748
	Brazil — 1.7%
	Information Technology — 1.7%
8,311	Pagseguro Digital Ltd. - Class A*	464,751
	Total Common Stocks	$26,767,668
	Short-Term Investment Fund — 3.9%
1,096,909	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	1,096,909
	Total Investment Securities — 100.1% (Cost $25,416,630)	$27,864,577
	Liabilities in Excess of Other Assets — (0.1)%	(25,435)
	Net Assets — 100.0%	$27,839,142
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.

Touchstone Sands Capital International Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $4,539,509 or 16.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$867,213	$2,652,482	$—	$3,519,695
Japan	—	3,249,472	—	3,249,472
Taiwan	2,886,961	—	—	2,886,961
Netherlands	1,372,008	1,255,594	—	2,627,602
Canada	2,283,812	—	—	2,283,812
Switzerland	533,330	1,336,629	—	1,869,959
Germany	400,924	1,167,554	—	1,568,478
United States	1,557,778	—	—	1,557,778
United Kingdom	—	1,380,288	—	1,380,288
India	1,180,888	—	—	1,180,888
Argentina	937,790	—	—	937,790
Denmark	—	839,153	—	839,153
Sweden	752,553	—	—	752,553
Australia	—	597,121	—	597,121
Hong Kong	—	575,619	—	575,619
France	—	475,748	—	475,748
Brazil	464,751	—	—	464,751
Short-Term Investment Fund	1,096,909	—	—	1,096,909
Total	$14,334,917	$13,529,660	$—	$27,864,577
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2021 (Unaudited)
	Touchstone Anti- Benchmark® US Core Equity Fund	Touchstone Dynamic Global Allocation Fund	Touchstone Sands Capital International Growth Fund
Assets
Affiliated securities, at cost	$—	$56,582,873	$—
Non-affiliated securities, at cost	43,676,528	27,280,019	25,416,630
Affiliated securities, at market value	$—	$68,200,020	$—
Non-affiliated securities, at market value*	53,133,504	28,789,778	27,864,577
Cash deposits held at prime broker	107	—	—
Foreign currency †	—	—	5,613
Dividends and interest receivable	28,480	—	8,117
Receivable for capital shares sold	4,350	10,530	—
Receivable for investments sold	—	60,278	—
Receivable for securities lending income	1,047	2,633	—
Tax reclaim receivable	—	—	1,683
Other assets	36,610	17,192	—
Total Assets	53,204,098	97,080,431	27,879,990

Liabilities
Bank overdrafts	1,750	—	—
Payable for return of collateral for securities on loan	426,726	7,405,250	—
Payable for capital shares redeemed	18,426	107,277	—
Payable to Investment Advisor	10,990	5,758	7,056
Payable to other affiliates	6,540	10,638	3,715
Payable to Trustees	9,965	9,965	5,775
Payable for professional services	13,002	15,457	13,426
Payable for reports to shareholders	13,932	9,531	4,043
Payable for transfer agent services	8,045	46,824	655
Other accrued expenses and liabilities	2,546	4,266	6,178
Total Liabilities	511,922	7,614,966	40,848
Net Assets	$52,692,176	$89,465,465	$27,839,142
Net assets consist of:
Paid-in capital	41,037,216	75,582,000	25,328,897
Distributable earnings (deficit)	11,654,960	13,883,465	2,510,245
Net Assets	$52,692,176	$89,465,465	$27,839,142
*Includes market value of securities on loan of:	$425,045	$7,249,615	$—
†Cost of foreign currency:	$—	$—	$5,747
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Anti- Benchmark® US Core Equity Fund	Touchstone Dynamic Global Allocation Fund	Touchstone Sands Capital International Growth Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$6,737,808	$81,786,072	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	431,168	5,850,053	—
Net asset value price per share*	$15.63	$13.98	$—
Maximum sales charge - Class A shares	5.00%	5.00%	—
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$16.45	$14.72	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$1,728,798	$2,558,487	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	123,397	187,343	—
Net asset value and offering price per share**	$14.01	$13.66	$—

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$18,534,029	$5,120,906	$338,070
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,171,540	362,555	30,747
Net asset value, offering price and redemption price per share	$15.82	$14.12	$11.00

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$25,691,541	$—	$2,750
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,582,178	—	250
Net asset value, offering price and redemption price per share	$16.24	$—	$11.00

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$27,498,322
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	2,500,250
Net asset value, offering price and redemption price per share	$—	$—	$11.00
*	There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Operations
For the Six Months Ended June 30, 2021 (Unaudited)
	Touchstone Anti- Benchmark® US Core Equity Fund	Touchstone Dynamic Global Allocation Fund	Touchstone Sands Capital International Growth Fund(A)
Investment Income
Dividends from affiliated securities	$—	$285,935	$—
Dividends from non-affiliated securities*	406,054	111,676	51,011
Income from securities loaned	1,052	15,239	—
Total Investment Income	407,106	412,850	51,011
Expenses
Investment advisory fees	87,633	111,160	64,170
Administration fees	33,853	60,123	10,809
Compliance fees and expenses	1,459	1,459	932
Custody fees	4,132	1,739	5,292
Professional fees	14,598	13,674	13,426
Transfer Agent fees, Class A	4,088	37,173	—
Transfer Agent fees, Class C	962	1,965	—
Transfer Agent fees, Class Y	6,641	2,188	192
Transfer Agent fees, Institutional Class	39	—	193
Transfer Agent fees, Class R6	—	—	192
Registration Fees, Class A	2,607	8,135	—
Registration Fees, Class C	2,600	6,566	—
Registration Fees, Class Y	2,557	4,552	1,256
Registration Fees, Institutional Class	1,263	—	1,256
Registration Fees, Class R6	—	—	1,256
Reports to Shareholders, Class A	2,149	4,524	—
Reports to Shareholders, Class C	1,808	1,846	—
Reports to Shareholders, Class Y	2,501	1,764	1,397
Reports to Shareholders, Institutional Class	1,707	—	1,323
Reports to Shareholders, Class R6	—	—	1,322
Distribution expenses, Class A	8,019	101,604	—
Distribution and shareholder servicing expenses, Class C	9,152	13,392	—
Trustee fees	10,073	10,073	5,775
Other expenses	10,882	28,724	4,399
Total Expenses	208,723	410,661	113,190
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(68,383)	(188,951)	(47,323)
Net Expenses	140,340	221,710	65,867
Net Investment Income (Loss)	266,766	191,140	(14,856)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains(losses) on investments in non-affiliated securities	2,618,624	73,299	65,887
Net realized gains on investments in affiliated securities	—	776,990	—
Net realized gains on foreign currency transactions	—	—	11,445
Net change in unrealized appreciation(depreciation) on investments in non-affiliated securities	2,585,947	53,951	2,447,947
Net change in unrealized appreciation (depreciation) on investments in affiliated securities	—	3,987,405	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	(178)
Net Realized and Unrealized Gains (Losses) on Investments	5,204,571	4,891,645	2,525,101
Change in Net Assets Resulting from Operations	$5,471,337	$5,082,785	$2,510,245
*Net of foreign tax withholding of:	$—	$—	$6,488
(A)	Represents the period from commencement of operations (March 8, 2021) through June 30, 2021.
(B)	See Note 4 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Anti- Benchmark® US Core Equity Fund			Touchstone Dynamic Global Allocation Fund		Touchstone Sands Capital International Growth Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Three Months Ended December 31, 2020(A)	For the Year Ended September 30, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Period Ended June 30, 2021 (Unaudited)(B)
From Operations
Net investment income (loss)	$266,766	$106,753	$565,367	$191,140	$1,008,492	$(14,856)
Net realized gains (losses) on investments and foreign currency transactions	2,618,624	5,181,759	1,127,307	850,289	1,030,762	77,332
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,585,947	(644,549)	2,259,173	4,041,356	8,115,933	2,447,769
Change in Net Assets from Operations	5,471,337	4,643,963	3,951,847	5,082,785	10,155,187	2,510,245

Distributions to Shareholders:
Distributed earnings, Class A	—	(65,466)	—	(174,203)	(2,320,966)	—
Distributed earnings, Class C	—	—	—	—	(69,303)	—
Distributed earnings, Class Y	—	(224,585)	(4,992)	(16,981)	(139,672)	—
Distributed earnings, Institutional Class	—	(3,121)	(1,274,135)	—	—	—
Return of capital, Class Y	—	—	(98)	—	—	—
Return of capital, Institutional Class	—	—	(28,806)	—	—	—
Total Distributions	—	(293,172)	(1,308,031)	(191,184)	(2,529,941)	—
Change in Net Assets from Share Transactions(C)	(1,403,257)	13,528,761	1,401,151	(4,800,180)	(4,562,939)	25,328,897

Total Increase (Decrease) in Net Assets	4,068,080	17,879,552	4,044,967	91,421	3,062,307	27,839,142

Net Assets
Beginning of period	48,624,096	30,744,544	26,699,577	89,374,044	86,311,737	—
End of period	$52,692,176	$48,624,096	$30,744,544	$89,465,465	$89,374,044	$27,839,142
(A)	The Fund changed its year end from September 30 to December 31.
(B)	Represents the period from commencement of operations (March 8, 2021) through June 30, 2021.
(C)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on page 14 to 15.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Anti- Benchmark® US Core Equity Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Three Months Ended December 31, 2020(A)		For the Year Ended September 30, 2020
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	26,448	$387,625	7,778	$109,618	—	$—
Proceeds from Shares issued in connection with reorganization	—	—	452,453	5,867,004	—	—
Reinvestment of distributions	—	—	3,187	44,558	—	—
Cost of Shares redeemed	(35,647)	(529,802)	(23,051)	(310,179)	—	—
Change from Class A Share Transactions	(9,199)	(142,177)	440,367	5,711,001	—	—
Class C
Proceeds from Shares issued	170	2,250	216	2,621	—	—
Proceeds from Shares issued in connection with reorganization	—	—	171,625	1,985,084	—	—
Reinvestment of distributions	—	—	—	—	—	—
Cost of Shares redeemed	(32,566)	(428,691)	(16,048)	(196,557)	—	—
Change from Class C Share Transactions	(32,396)	(426,441)	155,793	1,791,148	—	—
Class Y
Proceeds from Shares issued	24,142	357,462	5,349	72,146	8,687	96,718
Proceeds from Shares issued in connection with reorganization	—	—	1,297,709	17,043,427	—	—
Net shares reduction due to reverse stock split	—	—	(1,492)	—	—	—
Reinvestment of distributions	—	—	13,739	194,269	440	5,090
Cost of Shares redeemed	(78,925)	(1,176,323)	(102,684)	(1,408,744)	(330)	(3,598)
Change from Class Y Share Transactions	(54,783)	(818,861)	1,212,621	15,901,098	8,797	98,210
Institutional Class
Proceeds from Shares issued	—	—	235	3,121	—	—
Proceeds from Shares issued in connection with reorganization	—	—	9,204	122,393	—	—
Net shares reduction due to reverse stock split	—	—	(315,728)	—	—	—
Reinvestment of distributions	—	—	—	—	113,294	1,302,941
Cost of Shares redeemed	(1,040)	(15,778)	(740,193)	(10,000,000)	—	—
Change from Institutional Class Share Transactions	(1,040)	(15,778)	(1,046,482)	(9,874,486)	113,294	1,302,941
Class R6
Proceeds from Shares issued	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—
Change from Share Transactions	(97,418)	$(1,403,257)	762,299	$13,528,761	122,091	$1,401,151
(A)	The Fund changed its year end from September 30 to December 31.
(B)	Represents the period from commencement of operations (March 8, 2021) through June 30, 2021.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Dynamic Global Allocation Fund				Touchstone Sands Capital International Growth Fund
For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020		For the Period Ended June 30, 2021 (Unaudited)(B)
Shares	Dollars	Shares	Dollars	Shares	Dollars

88,604	$1,206,121	400,834	$4,843,914	—	$—
—	—	—	—	—	—
11,157	155,394	160,456	2,050,596	—	—
(416,257)	(5,673,597)	(777,518)	(9,250,675)	—	—
(316,496)	(4,312,082)	(216,228)	(2,356,165)	—	—

18,800	250,689	64,738	682,216	—	—
—	—	—	—	—	—
—	—	5,481	69,832	—	—
(64,238)	(853,624)	(282,171)	(3,264,988)	—	—
(45,438)	(602,935)	(211,952)	(2,512,940)	—	—

36,161	500,008	73,255	890,900	30,747	323,901
—	—	—	—	—	—
—	—	—	—	—	—
1,137	15,928	10,235	131,691	—	—
(28,861)	(401,099)	(62,593)	(716,425)	—	(4)
8,437	114,837	20,897	306,166	30,747	323,897

—	—	—	—	252	2,516
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	(2)	(16)
—	—	—	—	250	2,500

—	—	—	—	2,500,250	25,002,504
—	—	—	—	—	(4)
—	—	—	—	2,500,250	25,002,500
(353,497)	$(4,800,180)	(407,283)	$(4,562,939)	2,531,247	$25,328,897

Financial Highlights
Touchstone Anti-Benchmark® US Core Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(A)

Net asset value at beginning of period	$14.04	$12.97
Income (loss) from investment operations:
Net investment income	0.06(B)	0.02
Net realized and unrealized gains on investments	1.53	1.20
Total from investment operations:	1.59	1.22
Distributions from:
Net investment income	—	(0.15)
Net asset value at end of period	$15.63	$14.04
Total return(C)	11.33%(D)	9.41%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,738	$6,184
Ratio to average net assets:
Net expenses	0.79%(E)	0.79%(E)
Gross expenses	1.18%(E)	1.31%(E)
Net investment income	0.84%(E)	0.70%(E)
Portfolio turnover rate	28%(D)	54%(D)(F)
Touchstone Anti-Benchmark® US Core Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(A)

Net asset value at beginning of period	$12.64	$11.57
Income (loss) from investment operations:
Net investment income	0.01(B)	—(G)
Net realized and unrealized gains on investments	1.36	1.07
Total from investment operations:	1.37	1.07
Net asset value at end of period	$14.01	$12.64
Total return(C)	10.84%(D)	9.25%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,729	$1,969
Ratio to average net assets:
Net expenses	1.54%(E)	1.54%(E)
Gross expenses	2.24%(E)	2.22%(E)
Net investment income (loss)	0.09%(E)	(0.05%)(E)
Portfolio turnover rate	28%(D)	54%(D)(F)
(A)	Represents the period from commencement of operations (October 2, 2020) through December 31, 2020.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total return shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Dynamic Equity Fund merger on October 2, 2020. If these transactions were included, portfolio turnover would have been higher.
(G)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Anti-Benchmark® US Core Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Three Months Ended December 31, 2020(A)(B)	Year Ended September 30, 2020(A)	Period Ended September 30, 2019(A)(C)

Net asset value at beginning of period	$14.20	$13.05	$11.88	$11.22
Income (loss) from investment operations:
Net investment income	0.08(D)	0.04	0.29	0.10
Net realized and unrealized gains on investments	1.54	1.30	1.44	0.63
Total from investment operations:	1.62	1.34	1.73	0.73
Distributions from:
Net investment income	—	(0.19)	(0.38)	(0.07)
Realized capital gains	—	—	(0.17)	—
Return of capital	—	—	(0.01)	—
Total distributions	—	(0.19)	(0.56)	(0.07)
Net asset value at end of period	$15.82	$14.20	$13.05	$11.88
Total return	11.41%(E)	10.23%(E)	14.63%	6.57%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$18,534	$17,411	$159	$52
Ratio to average net assets:
Net expenses	0.54%(F)	0.54%(F)	0.54%	0.54%(F)
Gross expenses	0.78%(F)	1.04%(F)	9.63%	110.89%(F)
Net investment income	1.09%(F)	0.92%(F)	1.91%	2.10%(F)
Portfolio turnover rate	28%(E)	54%(E)(G)	73%	137%(E)(H)
(A)	During the Three Months Ended December 31, 2020, the Fund effected the following reverse stock split effective the close of business October 2, 2020: 0.8911 for 1 for Class Y shares. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(B)	The Fund changed its fiscal year end from September 30 to December 31.
(C)	Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.
(D)	The net investment income per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Dynamic Equity Fund merger on October 2, 2020. If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover excludes securities received from processing a subscription-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Anti-Benchmark® US Core Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Three Months Ended December 31, 2020(A)(B)	Year Ended September 30, 2020(A)	Period Ended September 30, 2019(A)(C)

Net asset value at beginning of period	$14.57	$13.22	$12.03	$11.36
Income (loss) from investment operations:
Net investment income	0.09(D)	0.04	0.25	0.22
Net realized and unrealized gains on investments	1.58	1.31	1.53	0.52
Total from investment operations:	1.67	1.35	1.78	0.74
Distributions from:
Net investment income	—	—(E)	(0.41)	(0.07)
Realized capital gains	—	—	(0.17)	—
Return of capital	—	—	(0.01)	—
Total distributions	—	—	(0.59)	(0.07)
Net asset value at end of period	$16.24	$14.57	$13.22	$12.03
Total return	11.46%(F)	10.22%(F)	14.77%	6.59%(F)
Ratios and supplemental data:
Net assets at end of period (000's)	$25,692	$23,061	$30,585	$26,648
Ratio to average net assets:
Net expenses	0.44%(G)	0.44%(G)	0.44%	0.44%(G)
Gross expenses	0.68%(G)	0.82%(G)	0.77%	0.85%(G)
Net investment income	1.19%(G)	1.02%(G)	2.01%	2.21%(G)
Portfolio turnover rate	28%(F)	54%(F)(H)	73%	137%(F)(I)
(A)	During the Three Months Ended December 31, 2020, the Fund effected the following reverse stock split effective the close of business October 2, 2020: 0.8799 for 1 Institutional Class shares. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(B)	The Fund changed its fiscal year end from September 30 to December 31.
(C)	Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.
(D)	The net investment income per share was based on average shares outstanding for the period.
(E)	Less than $0.005 per share.
(F)	Not annualized.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Dynamic Equity Fund merger on October 2, 2020. If these transactions were included, portfolio turnover would have been higher.
(I)	Portfolio turnover excludes securities received from processing a subscription-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dynamic Global Allocation Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$13.24	$12.06	$10.63	$12.56	$11.56	$12.01
Income (loss) from investment operations:
Net investment income	0.03(A)	0.16	0.21	0.20	0.21	0.28
Net realized and unrealized gains (losses) on investments	0.74	1.41	1.68	(1.16)	1.39	0.06
Total from investment operations:	0.77	1.57	1.89	(0.96)	1.60	0.34
Distributions from:
Net investment income	(0.03)	(0.19)	(0.26)	(0.26)	(0.26)	(0.28)
Realized capital gains	—	(0.20)	(0.20)	(0.71)	(0.34)	(0.51)
Total distributions	(0.03)	(0.39)	(0.46)	(0.97)	(0.60)	(0.79)
Net asset value at end of period	$13.98	$13.24	$12.06	$10.63	$12.56	$11.56
Total return(B)	5.82%(C)	13.09%	17.95%	(7.91%)	13.96%	2.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$81,786	$81,624	$77,001	$54,871	$67,562	$62,689
Ratio to average net assets:
Net expenses(D)	0.49%(E)	0.49%	0.49%	0.49%	0.49%	0.49%
Gross expenses(D)	0.88%(E)	0.91%	0.94%	0.92%	0.91%	0.92%
Net investment income	0.44%(E)	1.26%	1.77%	1.57%	1.72%	2.26%
Portfolio turnover rate	5%(C)	33%	38%	40%	32%	39%
Touchstone Dynamic Global Allocation Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$12.95	$11.80	$10.38	$12.28	$11.31	$11.77
Income (loss) from investment operations:
Net investment income (loss)	(0.02)(A)	0.25	0.25	0.11	0.12	0.19
Net realized and unrealized gains (losses) on investments	0.73	1.20	1.51	(1.13)	1.35	0.05
Total from investment operations:	0.71	1.45	1.76	(1.02)	1.47	0.24
Distributions from:
Net investment income	—	(0.10)	(0.14)	(0.17)	(0.16)	(0.19)
Realized capital gains	—	(0.20)	(0.20)	(0.71)	(0.34)	(0.51)
Total distributions	—	(0.30)	(0.34)	(0.88)	(0.50)	(0.70)
Net asset value at end of period	$13.66	$12.95	$11.80	$10.38	$12.28	$11.31
Total return(B)	5.48%(C)	12.28%	17.01%	(8.55%)	13.10%	2.00%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,558	$3,015	$5,250	$24,897	$33,039	$44,946
Ratio to average net assets:
Net expenses(D)	1.24%(E)	1.24%	1.24%	1.24%	1.24%	1.24%
Gross expenses(D)	2.29%(E)	2.03%	1.90%	1.68%	1.66%	1.65%
Net investment income (loss)	(0.31%)(E)	0.51%	1.02%	0.82%	0.97%	1.51%
Portfolio turnover rate	5%(C)	33%	38%	40%	32%	39%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Ratio does not include expenses of the underlying funds.
(E)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dynamic Global Allocation Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$13.37	$12.19	$10.73	$12.67	$11.66	$12.11
Income (loss) from investment operations:
Net investment income	0.05(A)	0.17	0.31	0.27	0.24	0.32
Net realized and unrealized gains (losses) on investments	0.75	1.42	1.64	(1.21)	1.40	0.05
Total from investment operations:	0.80	1.59	1.95	(0.94)	1.64	0.37
Distributions from:
Net investment income	(0.05)	(0.21)	(0.29)	(0.29)	(0.29)	(0.31)
Realized capital gains	—	(0.20)	(0.20)	(0.71)	(0.34)	(0.51)
Total distributions	(0.05)	(0.41)	(0.49)	(1.00)	(0.63)	(0.82)
Net asset value at end of period	$14.12	$13.37	$12.19	$10.73	$12.67	$11.66
Total return	5.96%(B)	13.23%	18.35%	(7.69%)	14.21%	3.03%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,121	$4,735	$4,060	$5,525	$12,758	$14,678
Ratio to average net assets:
Net expenses(C)	0.24%(D)	0.24%	0.24%	0.24%	0.24%	0.24%
Gross expenses(C)	0.85%(D)	0.88%	0.97%	0.85%	0.78%	0.75%
Net investment income	0.69%(D)	1.51%	2.02%	1.82%	1.97%	2.51%
Portfolio turnover rate	5%(B)	33%	38%	40%	32%	39%
Touchstone Sands Capital International Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout the Period
Period Ended June 30, 2021 (Unaudited)(E)

Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	1.01
Total from investment operations:	1.00
Net asset value at end of period	$11.00
Total return	10.00%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$338
Ratio to average net assets:
Net expenses	0.98%(D)
Gross expenses	6.37%(D)
Net investment loss	(0.34%)(D)
Portfolio turnover rate	2%(B)
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.
(E)	Represents the period from commencement of operations (March 8, 2021) through June 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital International Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout the Period
Period Ended June 30, 2021 (Unaudited)(A)

Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	1.01
Total from investment operations:	1.00
Net asset value at end of period	$11.00
Total return	10.00%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	0.88%(C)
Gross expenses	354.96%(C)
Net investment loss	(0.24%)(C)
Portfolio turnover rate	2%(B)
Touchstone Sands Capital International Growth Fund—Class R6
Selected Data for a Share Outstanding Throughout the Period
Period Ended June 30, 2021 (Unaudited)(A)

Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	1.01
Total from investment operations:	1.00
Net asset value at end of period	$11.00
Total return	10.00%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$27,498
Ratio to average net assets:
Net expenses	0.82%(C)
Gross expenses	1.34%(C)
Net investment loss	(0.18%)(C)
Portfolio turnover rate	2%(B)
(A)	Represents the period from commencement of operations (March 8, 2021) through June 30, 2021.
(B)	Not annualized.
(C)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2021 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds, including the following four funds (individually, a “Fund”, and collectively,the “Funds”):
Touchstone Anti-Benchmark® US Core Equity Fund ("Anti-Benchmark® US Core Equity Fund”)
Touchstone Dynamic Global Allocation Fund ("Dynamic Global Allocation Fund”)
Touchstone Sands Capital International Growth Fund ("Sands Capital International Growth Fund”)
Each Fund is diversified. Additionally, the Dynamic Global Allocation Fund is a “Fund of Funds”, sub-advised by Wilshire Associates Incorporated, which seeks to achieve its investment goals by primarily investing in a diversified portfolio of affiliated and unaffiliated underlying equity and fixed income funds. These underlying funds (“Underlying Funds”), in turn, invest in a variety of U.S. and foreign equity and fixed-income securities. Under normal circumstances, the Dynamic Global Allocation Fund expects to invest its assets among equity and fixed-income funds in the following ranges:
	Equity Fund Allocation	Fixed Income Fund Allocation
Dynamic Global Allocation Fund	45-75%	25-55%
The investment goal of each of the Underlying Funds that the Dynamic Global Allocation Fund invested in is as follows:
Fund	Investment Goal
Touchstone Anti-Benchmark® International Core Equity Fund	Seeks capital appreciation.
Touchstone Credit Opportunities Fund	Seeks absolute total return, primarily from income and capital appreciation.
Touchstone Growth Opportunities Fund	Seeks long-term growth of capital.
Touchstone High Yield Fund	Seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
Touchstone Impact Bond Fund	Seeks high current income. Capital appreciation is secondary goal.
Touchstone International Growth Fund	Seeks to achieve long-term capital appreciation.
Touchstone Mid Cap Fund	Seeks long-term capital growth.
Touchstone Sands Capital Emerging Markets Growth Fund	Seeks long-term capital appreciation.
Touchstone Sands Capital Select Growth Fund	Seeks long-term capital appreciation.
Touchstone Small Cap Value Fund	Seeks long-term capital growth.
Touchstone Ultra Short Duration Fixed Income Fund	Seeks maximum total return consistent with the preservation of capital.
Touchstone Value Fund	Seeks to provide investors with long-term capital growth.
Dreyfus Government Cash Management	Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
iShares Core MSCI Emerging Markets ETF	Seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities.
iShares International Treasury Bond ETF	Seeks to track the investment results of an index composed of non-U.S. developed market government bonds.
iShares MSCI EAFE Value ETF	Seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
Vanguard Emerging Markets Government Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government related issuers in emerging market countries.
Vanguard Total International Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of investment-grade bonds issued outside of the United States.

Notes to Financial Statements (Unaudited) (Continued)
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Anti-Benchmark® US Core Equity Fund offers the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The Dynamic Global Allocation Fund offers the following classes of shares: Class A shares, Class C shares and Class Y shares. The Sands Capital International Growth Fund offers the following classes of shares: Class Y shares, Institutional Class shares and Class R6 shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2021, for each Fund’s investments, is included in each Funds' Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2021.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Notes to Financial Statements (Unaudited) (Continued)
Dynamic Global Allocation Fund— The Dynamic Global Allocation Fund invests in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Dynamic Global Allocation Fund is based on the performance of the Underlying Funds in which it invests and the allocation of its assets among those funds. Because the Dynamic Global Allocation Fund invests in mutual funds, shareholders of the Dynamic Global Allocation Fund indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which it invests as well as its share of the Dynamic Global Allocation Fund's fees and expenses. The principal risks of an investment in the Dynamic Global Allocation Fund include the principal risks of investing in the Underlying Funds.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. An ETN is an investment company that typically seeks to track the performance of an index, similar to an ETF, but it does not hold any securities that it tracks. ETF and ETN shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs, ETNs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. Investments in ETNs are also subject to credit risk similar to other debt securities. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2021, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Anti-Benchmark® US Core Equity Fund	Common Stocks	$425,045	$426,726	$1,681
Dynamic Global Allocation Fund	Common Stocks	7,249,615	7,405,250	155,635
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (receive from) the borrower in the event of default.

Notes to Financial Statements (Unaudited) (Continued)
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). There is no sales load on purchases when aggregate purchases in all Touchstone funds equal at least $1 million. The maximum offering price per share of Classes C, Y, R6, and Institutional Class shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds may be subject to a CDSC of 1.00% if redeemed within one year from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Anti-Benchmark® US Core Equity Fund and the Sands Capital International Growth Fund declare and distribute net investment income, if any, annually as a dividend to shareholders. The Dynamic Global Allocation Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. Before then, it is expected that market participants will transition to the use of different reference or benchmark indices. However, there is

Notes to Financial Statements (Unaudited) (Continued)
currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2021:
	Anti- Benchmark® US Core Equity Fund	Dynamic Global Allocation Fund	Touchstone Sands Capital International Growth Fund
Purchases of investment securities	$14,112,214	$4,233,575	$24,671,198
Proceeds from sales and maturities	$15,438,814	$8,996,794	$407,251
There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended June 30, 2021.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc.
On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $25,921 for the six months ended June 30, 2021.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Anti-Benchmark® US Core Equity Fund	0.35% on the first $1 billion 0.30% on such assets over $1 billion
Dynamic Global Allocation Fund	0.25% on the first $1 billion 0.225% on the next $1 billion 0.20% on the next $1 billion 0.175% on such assets over $3 billion
Sands Capital International Growth Fund	0.80% on all assets.
The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):
TOBAM S.A.S.	Wilshire Associates Incorporated	Sands Capital Management, LLC
Anti-Benchmark® US Core Equity Fund	Dynamic Global Allocation Fund	Sands Capital International Growth Fund
The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.
The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Unaudited) (Continued)
The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Anti-Benchmark® US Core Equity Fund	0.79%	1.54%	0.54%	0.44%	—	April 29, 2022
Dynamic Global Allocation Fund	0.49%	1.24%	0.24%	—	—	April 29, 2022
Sands Capital International Growth Fund	—	—	0.98%	0.88%	0.82%	April 29, 2022
The Expense Limitation Agreement can be terminated with respect to a Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund’s shareholders.
During the six months ended June 30, 2021, the Advisor or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Anti-Benchmark® US Core Equity Fund	$—	$25,992	$42,391	$68,383
Dynamic Global Allocation Fund	6,006	6,181	176,764	188,951
Sands Capital International Growth Fund	3,502	10,809	33,012	47,323
Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund's current expense limitation.
As of June 30, 2021, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2021	Expires on or before September 30, 2022	Expires on or before December 31, 2022	Expires on or before September 30, 2023	Expires on or before December 31, 2023	Expires on or before December 31, 2024	Total
Anti-Benchmark® US Core Equity Fund	$—	$99,022	$—	$102,369	$49,914	$53,994	$305,299
Dynamic Global Allocation Fund	145,152	—	273,307	—	189,693	73,955	682,107
Sands Capital International Growth Fund	—	—	—	—	—	47,323	47,323
The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2021.
ADMINISTRATION AGREEMENT
The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Advisor’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.

Notes to Financial Statements (Unaudited) (Continued)
The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
UNDERWRITING AGREEMENT
The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended June 30, 2021:
Fund	Amount
Anti-Benchmark® US Core Equity Fund	$ 61
Dynamic Global Allocation Fund	5,431
In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended June 30, 2021:
Fund	Class C
Dynamic Global Allocation Fund	$ 648
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended June 30, 2021, the Funds did not engage in any Rule 17a-7 transactions.

Notes to Financial Statements (Unaudited) (Continued)
AFFILIATED INVESTMENTS
A summary of the Dynamic Global Allocation Fund’s transactions in affiliated Underlying Funds during the six months ended June 30, 2021 is as follows:
Underlying Fund*	Market Value 12/31/2020	Purchases at cost	Proceeds from sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Market Value 6/30/2021	Dividend Income	Shares
Touchstone Anti-Benchmark® International Core Equity Fund	$9,082,029	$2,602	$(488,282)	$39,850	$105,255	$8,741,454	$—	727,242
Touchstone Credit Opportunities Fund	2,718,304	26,736	(1,099,310)	(52,024)	147,833	1,741,539	25,285	166,019
Touchstone Growth Opportunities Fund	7,255,842	1,335	(729,733)	69,352	886,216	7,483,012	—	154,067
Touchstone High Yield Fund	2,684,179	47,026	(987,543)	92,657	(81,388)	1,754,931	46,078	205,255
Touchstone Impact Bond Fund	12,318,055	1,513,562	(427,841)	(10,199)	(156,950)	13,236,627	105,179	1,240,546
Touchstone International Growth Fund	4,495,125	836	(217,957)	29,998	168,417	4,476,419	—	281,713
Touchstone Mid Cap Fund	1,787,292	10,334	(51,183)	3,162	160,680	1,910,285	—	39,404
Touchstone Sands Capital Emerging Markets Growth Fund	2,806,340	701,485	(190,144)	(2,636)	142,999	3,458,044	—	149,182
Touchstone Sands Capital Select Growth Fund	5,681,280	949	(1,487,546)	348,314	38,051	4,581,048	—	208,324
Touchstone Small Cap Value Fund	1,781,595	(4,210)	(321,183)	36,004	355,253	1,847,459	—	56,359
Touchstone Ultra Short Duration Fixed Income Fund	3,501,404	1,010,467	(98,371)	(709)	(5,101)	4,407,690	24,746	478,057
Touchstone Value Fund	14,261,275	427,319	(2,576,442)	223,221	2,226,139	14,561,512	84,647	1,273,973
Total:	$68,372,720	$3,738,441	$(8,675,535)	$776,990	$3,987,404	$68,200,020	$285,935
*	All affiliated fund investments are invested in the Institutional Class shares, unless otherwise indicated.
5. Liquidity
ReFlow Fund LLC - The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended June 30, 2021, the Funds did not utilize ReFlow.
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2021, the Funds did not utilize Interfund Lending.

Notes to Financial Statements (Unaudited) (Continued)
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The Sands Capital International Growth Fund commenced operations on March 8, 2021 and has not paid any distributions. The tax character of distributions paid for the years ended December 31, 2020 and December 31, 2019 (for the Dynamic Global Allocation Fund) and for the three months ended December 31, 2020 and the years ended September 30, 2020 and 2019 (for the Anti-Benchmark® US Core Equity Fund) are as follows:
	Anti-Benchmark® US Core Equity Fund
	Three Months Ended December 31, 2020	Year Ended September 30, 2020	Period Ended September 30, 2019(A)
From ordinary income	$290,036	$905,831	$145,904
From long-term capital gains	—	373,296	—
From return of capital	—	28,904	—
Total distributions	$290,036	$1,308,031	$145,904
(A)	Represents the period from commencement of operations (November 19, 2018) through September 30,2019.
	Dynamic Global Allocation Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019
From ordinary income	$2,182,735	$1,978,959
From long-term capital gains	347,206	1,307,990
Total distributions	$2,529,941	$3,286,949
The following information is computed on a tax basis for each item as of December 31, 2020:
	Anti-Benchmark® US Core Equity Fund	Dynamic Global Allocation Fund
Tax cost of portfolio investments	$42,001,976	$84,906,958
Gross unrealized appreciation on investments	7,541,549	9,385,146
Gross unrealized depreciation on investments	(825,384)	(393,282)
Net unrealized appreciation (depreciation) on investments	6,716,165	8,991,864
Capital loss carryforwards	(3,550,671)	—
Undistributed ordinary income	1,871,225	—
Undistributed capital gains	1,213,931	—
Other temporary differences	(67,027)	—
Accumulated earnings (deficit)	$6,183,623	$8,991,864
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and a non-taxable distribution basis outstanding.
As of December 31, 2020, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Anti-Benchmark® US Core Equity Fund*	$ 536,249	$ 3,014,422	$ 3,550,671
*	Future utilization is limited under current tax law.

Notes to Financial Statements (Unaudited) (Continued)
During the year ended December 31, 2020, the following Funds utilized capital loss carryforwards:
Fund	Utilized
Anti-Benchmark® US Core Equity Fund*	$ 52,298
Dynamic Global Allocation Fund	21,626
*	Future utilization is limited under current tax law.
The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2017 through 2020) and have concluded that no provision for income tax is required in their financial statements.
As of June 30, 2021, the Trust had the following federal tax costs resulting in net appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other	Gross Unrealized Depreciation on Other	Net Unrealized Appreciation (Depreciation)
Anti-Benchmark® US Core Equity Fund	$43,676,528	$9,988,397	$(531,421)	$—	$—	$9,456,976
Dynamic Global Allocation Fund	83,862,892	13,154,171	(27,265)	—	—	13,126,906
Sands Capital International Growth Fund	25,416,630	3,292,897	(844,950)	—	(44)	2,447,903
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.
Risks Associated with Health Crises – An outbreak of respiratory disease caused by COVID-19 was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, COVID-19 has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.
Please see the Funds’ prospectus for a complete discussion of these and other risks.

Notes to Financial Statements (Unaudited) (Continued)
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2021” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized June 30, 2021	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Six Months Ended June 30, 2021*
Anti-Benchmark® US Core Equity Fund
Class A	Actual	0.79%	$1,000.00	$1,113.30	$4.14
Class A	Hypothetical	0.79%	$1,000.00	$1,020.88	$3.96
Class C	Actual	1.54%	$1,000.00	$1,108.40	$8.05
Class C	Hypothetical	1.54%	$1,000.00	$1,017.16	$7.70
Class Y	Actual	0.54%	$1,000.00	$1,114.10	$2.83

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized June 30, 2021	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Six Months Ended June 30, 2021*
Class Y	Hypothetical	0.54%	$1,000.00	$1,022.12	$2.71
Institutional Class	Actual	0.44%	$1,000.00	$1,114.60	$2.31
Institutional Class	Hypothetical	0.44%	$1,000.00	$1,022.61	$2.21
Dynamic Global Allocation Fund**
Class A	Actual	0.49%	$1,000.00	$1,058.20	$2.50
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46
Class C	Actual	1.24%	$1,000.00	$1,054.80	$6.32
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21
Class Y	Actual	0.24%	$1,000.00	$1,059.60	$1.23
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20
Sands Capital International Growth Fund
Class Y(A)	Actual	0.98%	$1,000.00	$1,100.00	$3.24
Class Y(A)	Hypothetical	0.98%	$1,000.00	$1,012.67	$3.11
Institutional Class(A)	Actual	0.88%	$1,000.00	$1,100.00	$2.91
Institutional Class(A)	Hypothetical	0.88%	$1,000.00	$1,012.98	$2.79
Class R6(A)	Actual	0.82%	$1,000.00	$1,100.00	$2.71
Class R6(A)	Hypothetical	0.82%	$1,000.00	$1,013.17	$2.60
(A)	Represents the period from commencement of operations (March 8, 2021) through June 30, 2021. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 115/365.
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
**	The annualized expense ratios for the Dynamic Global Allocation Fund does not include fees and expenses of the Underlying Funds in which the Dynamic Global Allocation Fund invests.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 15, 2020 through May 14, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated and was implemented effectively to manage the Funds’ liquidity risk.

PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.
*Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.
A Member of Western & Southern Financial Group®
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Advisor
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, Massachusetts 01581
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-54CC-TST-SAR-2106

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	August 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	August 30, 2021

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	August 30, 2021

* Print the name and title of each signing officer under his or her signature.